RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

20.                     RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	A shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Beijing Lentuo Tongda Enterprise Management Co., Ltd.	A company controlled by Mr. Guo
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
ITOCHU	Noncontrolling interests in Aotong
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Temporary funding to related parties:
Mr. Guo	-	24,024	-	-
Tianjin Material Group	-	55,343	-	-
Lentuo Electromechanical	186,805	-	-	-
Mr. Fuli Guo	720	6,460	-	-
Haowu	35,437	35,009	-	-

	222,962	120,836	-	-

Repayments of temporary funding to related parties:
Mr. Guo	-	24,024	-	-
Mr. Yingjie Wang	-	2,000	-	-
Lentuo Electromechanical	186,805	-	-	-
Mr. Fuli Guo	-	41,760	2,487	411
Tianjin Material Group	-	-	55,343	9,142
Haowu	-	70,079	-	-

	186,805	137,863	57,830	9,553

Temporary funding from related parties:
Mr. Guo	-	27,417	-	-
Lentuo Electromechanical	129,935	20,000	-	-

	129,935	47,417	-	-

Repayments of temporary funding from related parties:
Mr. Guo	13,553	27,417	-	-
Lentuo Electromechanical	119,935	30,000	-	-

	133,488	57,417	-	-

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Long-term prepayments for asset acquisition :
Lentuo Electromechanical	-	-	125,387	20,712
Beijing Lentuo Tongda Enterprise Management Co., Ltd.	-	-	177,382	29,302

	-	-	302,769	50,014

Sales of automobile to a related party:
Haowu	-	-	45,853	7,574

	-	-	45,853	7,574

Interest received from a related party:
Tianjin Material Group	-	352	-	-

	-	352	-	-

The Group had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Amounts due from related parties:
Mr. Fuli Guo	2,487	-	-
Tianjin Material Group	55,343	-	-
Haowu	-	53,000	8,755

	57,830	53,000	8,755

The unsecured interest-free temporary funding to Mr. Guo during the year ended December 31, 2012 amounting to RMB24,024 was initially provided as a deposit for a business expansion opportunity of the Group to be made by Mr. Guo on behalf of the Group, and was fully repaid during the year ended December 31, 2012 when the potential opportunity did not materialize. Mr. Guo also provided temporary funding amounting to RMB27,417 to the Group to support its operations, which had been fully repaid during the year ended December 31, 2012.

The amount due from Tianjin Material Group of RMB55,343 as of December 31, 2012 represented an unsecured loan from the Group to support Tianjin Material Group's operations. The loan carried an interest rate of 1.38% per annum and was fully repaid during the year ended December 31, 2013.

Amounts due to Lentuo Electromechanical as of December 31, 2011 represented unsecured interest-free loans to the Group, which were fully repaid during the year ended December 31, 2012. During the year ended December 31, 2011, Lentuo Electromechanical assisted the Group in the pursuit of an acquisition opportunity and the Group provided an unsecured interest-free temporary funding in the amount of RMB2,000 to Lentuo Electromechanical in anticipation of the potential advance payment to the seller by Lentuo Electromechanical on the Group's behalf. The Group fully repaid the funding to Lentuo Electromechanical of RMB119,935 and 30,000 during the years ended December 31, 2012 and 2013, respectively.

The long-term prepayments to Lentuo Electromechanical and Beijing Lentuo Tongda Enterprise Management Co., Ltd. as of December 31, 2013 represented the prepayments made for acquisition of two buildings located in Beijing, the PRC (Note 13).

The notes receivable from Haowu amounting to RMB53,000 (US$8,755) as of December 31, 2013 was related to new car sales to Haowu. The sales of automobiles to Haowu amounted to nil, nil and RMB45,853 (US$7,574) for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, certain short-term loans and long-term loan of the Group were guaranteed by Lentuo Electromechanical and ITOCHU as described in Note 18.

As of December 31, 2013, the short-term loans of Lentuo Electromechanical amounting to RMB140,000 (US$23,126) was guaranteed by the Group.